TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Disclosure of detailed information about trade payables [Table Text Block]
	December 31,
	2025	2024

Open accounts in Israel	$9,780	$8,929
Open accounts abroad	2,275	2,230

	$12,055	$11,159